UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 ------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Raiff Partners, Inc.
                 --------------------
Address:         152 West 57th Street
                 --------------------
                 New York, NY  10019
                 --------------------

Form 13F File Number:   28-5866
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Sheldon Brody
                 -----------------------
Title:           Chief Financial Officer
                 -----------------------
Phone:           212-247-6509
                 -----------------------

Signature, Place and Date of Signing:


   /s/ Sheldon Brody               New York, NY        February 13, 2008
-----------------------            ------------        -----------------

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Raiff Partners, Inc.
28-5866


Report Summary:

         Number of other Included Managers:                  3
                                                    --------------------
         Form 13F Information Table Entry Total:             41
                                                    --------------------
         Form 13F Information Table Value Total:    $296,613 (thousands)
                                                    --------------------


List of Other Included Managers:

         No.      Form 13F File No.         Name
         --       ----------------          ----

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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                                                   FORM 13F AS OF 12/31/2007
                                            REPORTING MANAGER: RAIFF PARTNERS, INC.

     Column 1             Column 2      Column 3      Column 4          Column 5       Column 6    Column 7          Column 8
                                                    Fair Market  Shares or
                             Title         Cusip       Value     Principal  SH/  PUT/  Investment   Other        Voting Authority
  Name of Issuer           of Class       Number     x $1,000     Amount    PRN  CALL  Discretion  Managers   Sole     Shared  None
---------------------      --------     --------     ----------- ---------  ---  ----  ----------  --------   ----     ------  ----

AIRCASTLE LTD              CS           G0129K104     1,185         45,000  SH         DEFINED     1,2,3         45,000
AMER INTL GROUP INC.       CS           026874107     5,830        100,000  SH         DEFINED     1,2,3        100,000
AMERICAN APPAREL           CS           023850100     5,250        350,000  SH         DEFINED     1,2,3        350,000
ANADARKO PETROLEUM         CS           032511107    15,766        240,000  SH         DEFINED     1,2,3        240,000
ANNALY CAP MANAGEMENT INC. CS           035710409    18,307      1,007,000  SH         DEFINED     1,2,3      1,007,000
APOLLO INVESTMENT CORP     CS           03761U106       853         50,000  SH         DEFINED     1,2,3         50,000
APPLE INC.                 CS           037833100    38,626        195,000  SH         DEFINED     1,2,3        195,000
BARCLAYS BK PLC - INDIA
      INDEX ETN            IP MSCI IND  06739F291     2,200         22,500  SH         DEFINED     1,2,3         22,500
BOARDWALK PIPELINE
      PARTNERS             UNITS        096627104     7,697        247,500  SH         DEFINED     1,2,3        247,500
CAPITAL TRUST              CLASS A      14052H506     6,130        200,000  SH         DEFINED     1,2,3        200,000
CBS CORPORATION            CLASS B      124857202     1,090         40,000  SH         DEFINED     1,2,3         40,000
CHUBB                      CS           171232101     2,183         40,000  SH         DEFINED     1,2,3         40,000
CITIZENS COMMUNICATIONS CO CS           17453B101     1,273        100,000  SH         DEFINED     1,2,3        100,000
EXXON MOBIL                CS           30231G102     2,811         30,000  SH         DEFINED     1,2,3         30,000
FOMENTO ECONOMICO MEX-SP   ADR          344419106     9,161        240,000  SH         DEFINED     1,2,3        240,000
FORD MOTOR COMPANY 6.5%    PFD          345395206     4,277        131,800  SH         DEFINED     1,2,3        131,800
FREEPORT-MCMMORAN COPPER   CS           35671D857     1,024         10,000  SH         DEFINED     1,2,3         10,000
HESS CORP                  CS           42809H107    15,633        155,000  SH         DEFINED     1,2,3        155,000
ICAHN ENTERPRISES LP       UNITS        451100101     1,167          9,000  SH         DEFINED     1,2,3          9,000
INDIA FUND                 CS           454089103     2,179         35,000  SH         DEFINED     1,2,3         35,000
KROGER                     CS           501044101     9,616        360,000  SH         DEFINED     1,2,3        360,000
LOEWS CORP COM             CS           540424108    16,612        330,000  SH         DEFINED     1,2,3        330,000
MACYS                      CS           55616P104     2,587        100,000  SH         DEFINED     1,2,3        100,000
MACYS JAN 08 27.5          CALLS        55616P904       125          2,000       CALL  DEFINED     1,2,3          2,000
MONSANTO                   CS           61166W101     5,585         50,000  SH         DEFINED     1,2,3         50,000
NORDSTROM                  CS           655664100     3,306         90,000  SH         DEFINED     1,2,3         90,000
OCCIDENTAL PETROLEUM       CS           674599105    11,549        150,000  SH         DEFINED     1,2,3        150,000
ORIENT EXPRESS HOTELS LTD  CLASS A      G67743107    14,092        245,000  SH         DEFINED     1,2,3        245,000
PETROLEO BRASILEIRO S.A.   ADR          71654V408     2,305         20,000  SH         DEFINED     1,2,3         20,000
PHILLIPS VAN HEUSEN        CS           718592108     3,686        100,000  SH         DEFINED     1,2,3        100,000
PINNACLE WEST CORP         CS           723484101       636         15,000  SH         DEFINED     1,2,3         15,000
REGAL ENTERTAINMENT GROUP  CLASS A      758766109     3,269        180,900  SH         DEFINED     1,2,3        180,900
REYNOLDS AMERICAN INC      CS           761713106    12,532        190,000  SH         DEFINED     1,2,3        190,000
SAKS INCORPORATED          CS           79377W108     4,775        230,000  SH         DEFINED     1,2,3        230,000
SIRIUS SATELLITE RADIO INC CS           82966U103     1,212        400,000  SH         DEFINED     1,2,3        400,000
SONY CORP                  ADR          835699307     1,901         35,000  SH         DEFINED     1,2,3         35,000
STAR GAS PARTNERS, LP      UNITS        85512C105     2,164        545,000  SH         DEFINED     1,2,3        545,000
UNIVERSAL HEALTH REALTY
      INCOME TRUST         CS           91359E105     1,558         43,950  SH         DEFINED     1,2,3         43,950
VALIDUS HOLDINGS LTD.      CS           G9319H102    27,671      1,065,100  SH         DEFINED     1,2,3      1,065,100
VECTOR GROUP LTD.          CS           92240M108    16,650        830,000  SH         DEFINED     1,2,3        830,000
XEROX                      CS           984121103    12,143        750,000  SH         DEFINED     1,2,3        750,000
                                                    =======
TOTAL PORTFOLIO                                     296,613

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